Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Supplement [Text Block]	jhmst4_SupplementTextBlock
John Hancock High Yield Municipal Bond Fund (the “fund”)
Supplement dated 12-14-2012 to the current Prospectus

In the “Fund Summary” section, under the “Past performance” subsection, the following benchmark index descriptions are added and the “Average annual total returns” table is amended and restated as follows:

Barclays High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds that are non-investment grade, unrated or rated below BBB/Baa.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Average annual total returns (%)	1 Year	5 Year	10 Year

as of 12-31-11

Class A before tax	5.26	2.57	4.42

After tax on distributions	5.25	2.56	4.41

After tax on distributions, with sale	5.11	2.85	4.49

Class B before tax	4.35	2.41	4.28

Class C before tax	8.35	2.74	4.12

Barclays High Yield Municipal Bond Index*[1]	14.88	4.21	—

Barclays Municipal Bond Index*	10.70	5.22	5.38

*	Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays High Yield Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund's investment strategy.

[1]	Total return for index is not available for the 10-year period.

John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhmst4_SupplementTextBlock
John Hancock High Yield Municipal Bond Fund (the “fund”)
Supplement dated 12-14-2012 to the current Prospectus

In the “Fund Summary” section, under the “Past performance” subsection, the following benchmark index descriptions are added and the “Average annual total returns” table is amended and restated as follows:

Barclays High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds that are non-investment grade, unrated or rated below BBB/Baa.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Average annual total returns (%)	1 Year	5 Year	10 Year

as of 12-31-11

Class A before tax	5.26	2.57	4.42

After tax on distributions	5.25	2.56	4.41

After tax on distributions, with sale	5.11	2.85	4.49

Class B before tax	4.35	2.41	4.28

Class C before tax	8.35	2.74	4.12

Barclays High Yield Municipal Bond Index*[1]	14.88	4.21	—

Barclays Municipal Bond Index*	10.70	5.22	5.38

*	Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays High Yield Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund's investment strategy.

[1]	Total return for index is not available for the 10-year period.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds that are non-investment grade, unrated or rated below BBB/Baa.

		Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-11
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays High Yield Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund's investment strategy.
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Year	rr_AverageAnnualReturnYear05	2.57%
10 Year	rr_AverageAnnualReturnYear10	4.42%
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Year	rr_AverageAnnualReturnYear05	2.41%
10 Year	rr_AverageAnnualReturnYear10	4.28%
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Year	rr_AverageAnnualReturnYear05	2.74%
10 Year	rr_AverageAnnualReturnYear10	4.12%
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Year	rr_AverageAnnualReturnYear05	2.56%
10 Year	rr_AverageAnnualReturnYear10	4.41%
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | After tax on distributions, with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Year	rr_AverageAnnualReturnYear05	2.85%
10 Year	rr_AverageAnnualReturnYear10	4.49%
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | Barclays High Yield Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.88%	[1],[2]
5 Year	rr_AverageAnnualReturnYear05	4.21%	[1],[2]
10 Year	rr_AverageAnnualReturnYear10		[1],[2]
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%	[1]
5 Year	rr_AverageAnnualReturnYear05	5.22%	[1]
10 Year	rr_AverageAnnualReturnYear10	5.38%	[1]

[1]	Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays High Yield Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund's investment strategy.
[2]	Total return for index is not available for the 10-year period.